SEGMENTED INFORMATION (Schedule of Sales by Metal) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas [line items]
Silver (Ag)	$ 111,191	$ 84,872
Gold (Au)	6,722	3,911
Lead (Pb)	50,464	51,966
Zinc (Zn)	21,793	15,780
Other	1,935	2,300
Sales	192,105	158,829
Henan Luoning [Member]
Disclosure of geographical areas [line items]
Silver (Ag)	102,100	77,617
Gold (Au)	5,169	3,911
Lead (Pb)	42,836	43,312
Zinc (Zn)	5,898	4,911
Other	1,294	1,683
Sales	157,297	131,434
Hunan [Member]
Disclosure of geographical areas [line items]
Silver (Ag)
Gold (Au)	1,553
Lead (Pb)
Zinc (Zn)
Other
Sales	1,553
Guangdong [Member]
Disclosure of geographical areas [line items]
Silver (Ag)	9,091	7,255
Gold (Au)
Lead (Pb)	7,628	8,654
Zinc (Zn)	15,895	10,869
Other	641	617
Sales	$ 33,255	$ 27,395